Related-Party Transactions Disclosure: Amounts due under related party notes payable (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Tables/Schedules
Amounts due under related party notes payable

	July 31, 2020	January 31, 2020

Note payable to CEO (c)	$517,752	$502,575
Note payable to CFO (c)	9,971	9,583
Note payable to a company controlled by directors (c)	112,979	109,984
Note payable to a major shareholder (c)	352,251	93,701
Total notes payable to related parties	$992,953	$715,842

	January 31, 2020	January 31, 2019

Notes payable to the Chief Executive Officer (“CEO”) (c)	$502,575	$502,448
Note payable to the Chief Financial Officer (“CFO”) (c)	9,583	8,849
Note payable to a major shareholder (c)	93,701	-
Note payable to a company controlled by directors (c)	109,984	102,243
Total notes payable to related parties (d)	$715,842	$613,540